Share based compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity
The following table summarizes RSU activity for the years ended December 31, 2016, 2015 and 2014:

Restricted Stock Units	2016	2015	2014
Outstanding at beginning of year	174,583	253,870	278,778
Granted	270,653	1,587,719	—
Settled	(20,837)	—	—
Forfeited	(10,697)	(95,755)	(24,908)
Adjustment *	—	(1,571,251)	—
Outstanding at end of year	413,702	174,583	253,870
* Adjustment relates to the Company's 1 for 10 reverse stock split completed in December 2015.